Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership's Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets, Carrying amount
Cash and cash equivalents, Carrying amount	$ 55.9	$ 36.3	$ 54.5	$ 38.7
Restricted cash, Carrying amount	3.0	2.2
Current forward currency exchange contracts, Carrying amount	11.0	7.7
Non-current forward currency exchange contracts, Carrying amount	22.9	15.2
Financial assets, Fair value
Cash and cash equivalents	55.9	36.3
Restricted cash, Fair value	3.0	2.2
Current forward currency exchange contracts, Fair value	11.0	7.7
Non-current forward currency exchange contracts, Fair value	22.9	15.2
Financial liabilities, Carrying amount
Current interest rate swap contracts, Carrying amount	5.1	5.6
Non-current interest rate swap contracts, Carrying amount	5.8	8.4
Long-term debt, Carrying amount	691.8	629.3
Current installments of long-term debt, Carrying amount	8.9	0.0
Long-term debt	682.9	629.3
Financial liabilities, Fair value
Current interest rate swap contracts, Fair value	5.1	5.6
Non-current interest rate swap contracts, Fair value	5.8	8.4
Current installments of long-term debt, Fair value	8.9	0.0
Non Affiliated Entity [Member]
Financial liabilities, Carrying amount
Long-term debt	541.6	573.2
Affiliates [Member]
Financial liabilities, Carrying amount
Long-term debt	141.3	56.1
Financial liabilities, Fair value
Long-term debt, excluding current installments. fair value	141.3	56.1
Forward Currency Exchange Contracts [Member]
Financial assets, Carrying amount
Current forward currency exchange contracts, Carrying amount	11.0	7.7
Non-current forward currency exchange contracts, Carrying amount	22.9	15.2
Financial assets, Fair value
Current forward currency exchange contracts, Fair value	11.0	7.7
Non-current forward currency exchange contracts, Fair value	22.9	15.2
Interest Rate Swap Contracts [Member]
Financial liabilities, Carrying amount
Current interest rate swap contracts, Carrying amount	5.1	5.6
Non-current interest rate swap contracts, Carrying amount	5.8	8.4
Financial liabilities, Fair value
Current interest rate swap contracts, Fair value	5.1	5.6
Non-current interest rate swap contracts, Fair value	5.8	8.4
Long-term debt, Fair value		5.6
Variable Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities, Carrying amount
Long-term debt, Carrying amount	104.0	573.7
Financial liabilities, Fair value
Long-term debt, Fair value	104.0	573.7
Variable Rate [Member] | Affiliates [Member]
Financial liabilities, Fair value
Long-term debt, Fair value	150.2	56.1
Fixed Rate [Member] | Non Affiliated Entity [Member]
Financial liabilities, Carrying amount
Long-term debt, Carrying amount	441.0	0.0
Financial liabilities, Fair value
Long-term debt, Fair value	$ 443.1	$ 0.0